CONSOLIDATED INCOME STATEMENTS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues and other operating income
Royalties		€ 395	€ 537
License revenues	€ 0	25,000
Grants and other operating income	906	1,395	1,703
Total revenues and other operating income	906	26,790	2,240
Research and development expenses	(44,213)	(21,454)	(19,633)
General and administrative expenses	(9,873)	(8,363)	(6,683)
Total operating expenses	(54,086)	(29,817)	(26,316)
Operating Loss	(53,180)	(3,027)	(24,076)
Financial income	218	156	148
Interest on borrowings and other finance costs	(7,067)	(7,288)	(6,651)
Fair value gains		11,593
Fair value losses	(14,623)		(6,654)
Impairment and gains/(losses) on disposal of financial instruments			(161)
Foreign exchange differences, net	(60)	232	1,000
Profit (Loss) before taxes	(74,712)	1,666	(36,394)
Income tax	(114)	2,136	1,325
Profit (Loss) for the year	€ (74,826)	€ 3,802	€ (35,069)
Basic income (loss) per share (euro)	€ (0.28)	€ 0.02	€ (0.21)
Diluted income (loss) per share (euro)	€ (0.28)	€ 0.02	€ (0.21)